Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	UCLOUDLINK GROUP INC.
Entity Central Index Key	0001775898
Entity File Number	001-39302
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Unit 2214-Rm1, 22/F, Mira Place Tower A
Entity Address, Address Line Two	132 Nathan Road, Tsim Sha Tsui
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	122001
American depositary shares
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares (one American depositary share representing ten Class A ordinary shares, par value US$0.00005 per share)
Trading Symbol	UCL
Security Exchange Name	NASDAQ
Class A ordinary shares, par value US$0.00005 per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00005 per share
No Trading Symbol Flag	true
Class A ordinary shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	258,499,680
Class B ordinary shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	122,072,980
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Yimeng Shi
Contact Personnel Email Address	ir@ucloudlink.com
Entity Address, Address Line One	Unit 2214-Rm1, 22/F, Mira Place Tower A
Entity Address, Address Line Two	132 Nathan Road, Tsim Sha Tsui
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	122001
Entity Phone Fax Numbers [Line Items]
City Area Code	+852
Local Phone Number	2180-6111